COMMITMENTS AND CONTINGENCIES - PIPE Investment (Details) - New Mondee Common Stock - ITHAX ACQUISITION CORP. - USD ($)		6 Months Ended
	Apr. 21, 2022	Jun. 30, 2022
Initial PIPE Investment and Additional PIPE Investment
Other Commitments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	7,000,000
Sale of Stock, Consideration Received on Transaction	$ 70,000,000
Initial PIPE Investment
Other Commitments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		5,000,000
Sale of Stock, Consideration Received on Transaction		$ 50,000,000
Additional PIPE Investment
Other Commitments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	2,000,000
Sale of Stock, Price Per Share	$ 10.00	$ 10.00
Sale of Stock, Consideration Received on Transaction	$ 20,000,000